Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 55.7%	Shares	Value
Communication Services - 8.5%
Alphabet, Inc. - Class A	110,416	$18,940,761
Alphabet, Inc. - Class C	105,262	18,226,115
Charter Communications, Inc. - Class A (a)(b)	7,025	2,667,533
Comcast Corp. - Class A	189,466	7,819,262
Electronic Arts, Inc.	12,938	1,952,862
Meta Platforms, Inc. - Class A	65,335	31,023,018
Netflix, Inc. (a)	20,934	13,153,879
Take-Two Interactive Software, Inc. (a)	8,318	1,252,108
T-Mobile US, Inc.	56,727	10,340,197
Trade Desk, Inc. - Class A (a)	21,535	1,935,566
Warner Bros Discovery, Inc. (a)(b)	118,071	1,021,314
		108,332,615

Consumer Discretionary - 7.2%
Airbnb, Inc. - Class A (a)	21,201	2,958,812
Amazon.com, Inc. (a)	195,033	36,467,270
Booking Holdings, Inc.	1,651	6,133,482
DoorDash, Inc. - Class A (a)(b)	18,227	2,018,093
Lululemon Athletica, Inc. (a)	5,858	1,515,230
Marriott International, Inc.	14,008	3,184,018
MercadoLibre, Inc. (a)	2,440	4,072,116
O'Reilly Automotive, Inc. (a)	2,852	3,212,322
PDD Holdings, Inc. - ADR (a)	32,320	4,165,725
Ross Stores, Inc.	16,287	2,332,787
Starbucks Corp.	54,783	4,270,335
Tesla Motors, Inc. (a)	90,468	20,994,909
		91,325,099

Consumer Staples - 3.4%
Coca-Cola Europacific Partners PLC	22,101	1,630,391
Costco Wholesale Corp.	21,469	17,647,518
Dollar Tree, Inc. (a)	10,537	1,099,431
Keurig Dr Pepper, Inc.	65,611	2,249,145
Mondelez International, Inc.	65,161	4,453,754
Monster Beverage Corp. (a)	50,362	2,591,125
PepsiCo, Inc.	66,509	11,484,109
The Kraft Heinz Co.	58,705	2,067,003
Walgreens Boots Alliance, Inc.	41,730	495,335
		43,717,811

Energy - 0.3%
Baker Hughes Co.	48,437	1,875,481
Diamondback Energy, Inc.	8,635	1,746,947
		3,622,428

Financials - 0.3%
PayPal Holdings, Inc. (a)(b)	50,638	3,330,968

Health Care - 3.5%
Amgen, Inc.	25,924	8,618,952
AstraZeneca PLC - ADR	28,180	2,230,447
Biogen, Inc. (a)	7,028	1,498,370
DexCom, Inc. (a)	19,251	1,305,603
GE HealthCare Technologies, Inc.	22,031	1,864,484
Gilead Sciences, Inc.	60,289	4,585,581
GRAIL, Inc. (a)	1,280	19,686
IDEXX Laboratories, Inc. (a)	4,020	1,914,002
Illumina, Inc. (a)	7,687	942,426
Intuitive Surgical, Inc. (a)	17,173	7,635,288
Moderna, Inc. (a)	18,484	2,203,662
Regeneron Pharmaceuticals, Inc. (a)	5,246	5,661,431
Vertex Pharmaceuticals, Inc. (a)	12,496	6,194,517
		44,674,449

Industrials - 2.5%
Automatic Data Processing, Inc.	19,873	5,219,047
Cintas Corp.	4,898	3,741,778
Copart, Inc. (a)	46,523	2,434,548
CSX Corp.	94,816	3,328,042
Fastenal Co.	27,688	1,958,926
Honeywell International, Inc.	31,556	6,461,091
Old Dominion Freight Line, Inc.	10,520	2,211,094
PACCAR, Inc.	25,350	2,501,031
Paychex, Inc. (b)	17,484	2,238,302
Verisk Analytics, Inc.	6,933	1,814,713
		31,908,572

Information Technology - 28.4%(c)
Adobe, Inc. (a)	21,680	11,959,772
Advanced Micro Devices, Inc. (a)	78,193	11,297,325
Analog Devices, Inc.	23,991	5,551,038
ANSYS, Inc. (a)	4,207	1,319,441
Apple, Inc.	287,369	63,818,908
Applied Materials, Inc.	40,204	8,531,289
ARM Holdings PLC - ADR (a)(b)	5,722	824,941
ASML Holding NV	4,402	4,123,353
Atlassian Corp. - Class A (a)	7,650	1,350,760
Autodesk, Inc. (a)	10,356	2,563,317
Broadcom, Inc.	224,360	36,050,165
Cadence Design System, Inc. (a)	13,173	3,525,885
CDW Corp.	6,496	1,416,843
Cisco Systems, Inc.	195,964	9,494,456
Cognizant Technology Solutions Corp. - Class A	24,086	1,822,828
Crowdstrike Holdings, Inc. - Class A (a)	11,166	2,590,065
Datadog, Inc. - Class A (a)	14,798	1,723,079
Fortinet, Inc. (a)	36,918	2,142,721
GLOBALFOUNDRIES, Inc. (a)(b)	26,507	1,352,122
Intel Corp.	206,056	6,334,161
Intuit, Inc.	13,547	8,769,650
KLA Corp.	6,545	5,386,993
Lam Research Corp.	6,333	5,834,213
Marvell Technology, Inc.	41,829	2,801,706
Microchip Technology, Inc.	26,144	2,321,064
Micron Technology, Inc.	53,600	5,886,352
Microsoft Corp.	139,286	58,270,298
MongoDB, Inc. (a)(b)	3,503	884,017
NVIDIA Corp.	460,993	53,945,401
NXP Semiconductors NV	12,405	3,264,500
ON Semiconductor Corp. (a)	20,677	1,617,975
Palo Alto Networks, Inc. (a)	15,625	5,073,906
QUALCOMM, Inc.	54,000	9,771,300
Roper Technologies, Inc.	5,178	2,820,716
Synopsys, Inc. (a)	7,374	4,117,052
Texas Instruments, Inc.	43,996	8,966,825
Workday, Inc. - Class A (a)	10,107	2,295,502
Zscaler, Inc. (a)	7,173	1,286,478
		361,106,417

Materials - 0.8%
Linde PLC	23,300	10,566,550

Real Estate - 0.1%
CoStar Group, Inc. (a)	19,765	1,542,065

Utilities - 0.7%
American Electric Power Co., Inc.	25,459	2,498,037
Constellation Energy Corp.	15,322	2,908,116
Exelon Corp.	48,367	1,799,252
Xcel Energy, Inc.	26,862	1,565,517
		8,770,922
TOTAL COMMON STOCKS (Cost $490,747,025)		708,897,896

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (d)	9,488,841	9,488,841
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,488,841)		9,488,841

SHORT-TERM INVESTMENTS – 43.8%	Par
U.S. Treasury Bills - 43.8%
5.31%, 08/15/2024 (e)	48,000,000	47,901,752
5.31%, 08/22/2024 (e)	480,000,000	478,525,800
5.30%, 10/03/2024 (e)	30,000,000	29,728,706
TOTAL SHORT-TERM INVESTMENTS (Cost $556,160,410)		556,156,258

TOTAL INVESTMENTS - 100.2% (Cost $1,056,396,276)		1,274,542,995
Liabilities in Excess of Other Assets - (0.2)%		(1,951,527)
TOTAL NET ASSETS - 100.0%		$1,272,591,468

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

ADR - American Depositary Receipt
ARM Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $9,441,607 which represented 0.7% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)	The rate shown is the effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Trendpilot 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$708,897,896	$–	$–	$708,897,896
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	9,488,841
U.S. Treasury Bills	–	556,156,258	–	556,156,258
Total Investments	$708,897,896	$556,156,258	$–	$1,274,542,995

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.